Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
October 31, 2025
RW22-NPRT1-1225
1.858584.119
Bond Funds - 70.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	329,737	3,300,669
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	23,024	180,050
Fidelity Series Corporate Bond Fund (a)	153,683	1,463,062
Fidelity Series Emerging Markets Debt Fund (a)	11,620	99,006
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,475	24,555
Fidelity Series Floating Rate High Income Fund (a)	2,030	17,881
Fidelity Series Government Bond Index Fund (a)	263,682	2,441,698
Fidelity Series High Income Fund (a)	2,005	17,924
Fidelity Series International Credit Fund (a)	1,071	9,169
Fidelity Series International Developed Markets Bond Index Fund (a)	101,550	890,590
Fidelity Series Investment Grade Bond Fund (a)	222,165	2,272,752
Fidelity Series Investment Grade Securitized Fund (a)	152,654	1,393,728
Fidelity Series Long-Term Treasury Bond Index Fund (a)	97,257	535,888
Fidelity Series Real Estate Income Fund (a)	1,736	17,740
TOTAL BOND FUNDS (Cost $13,129,446)		12,664,712

Domestic Equity Funds - 10.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	18,021	419,885
Fidelity Series Commodity Strategy Fund (a)	432	41,114
Fidelity Series Large Cap Growth Index Fund (a)	8,706	268,319
Fidelity Series Large Cap Stock Fund (a)	10,031	270,726
Fidelity Series Large Cap Value Index Fund (a)	27,688	505,585
Fidelity Series Small Cap Core Fund (a)	6,730	89,850
Fidelity Series Small Cap Opportunities Fund (a)	3,123	49,837
Fidelity Series Value Discovery Fund (a)	10,581	181,035
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,250,259)		1,826,351

International Equity Funds - 12.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,980	207,418
Fidelity Series Emerging Markets Fund (a)	13,521	161,847
Fidelity Series Emerging Markets Opportunities Fund (a)	26,044	648,503
Fidelity Series International Growth Fund (a)	14,314	299,164
Fidelity Series International Index Fund (a)	7,494	113,241
Fidelity Series International Small Cap Fund (a)	10,664	213,379
Fidelity Series International Value Fund (a)	18,264	299,536
Fidelity Series Overseas Fund (a)	18,377	299,908
Fidelity Series Select International Small Cap Fund (a)	1,189	16,300
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,534,253)		2,259,296

Short-Term Funds - 5.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	19,143	193,157
Fidelity Series Treasury Bill Index Fund (a)	70,485	701,323
TOTAL SHORT-TERM FUNDS (Cost $891,764)		894,480

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $245,442)	4.21	245,442	245,442

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,051,164)	17,890,281
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,957)
NET ASSETS - 100.0%	17,884,324

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,161,639	231,420	107,591	27,988	55	15,146	3,300,669	329,737
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	171,571	10,142	5,920	1,648	71	4,186	180,050	23,024
Fidelity Series Blue Chip Growth Fund	370,964	48,590	28,687	10,382	886	28,132	419,885	18,021
Fidelity Series Canada Fund	125,234	84,142	5,689	-	(11)	3,742	207,418	10,980
Fidelity Series Commodity Strategy Fund	38,035	4,086	3,155	591	103	2,045	41,114	432
Fidelity Series Corporate Bond Fund	1,407,225	110,444	78,412	16,926	605	23,200	1,463,062	153,683
Fidelity Series Emerging Markets Debt Fund	93,628	5,196	3,858	1,406	83	3,957	99,006	11,620
Fidelity Series Emerging Markets Debt Local Currency Fund	26,431	965	3,982	-	(87)	1,228	24,555	2,475
Fidelity Series Emerging Markets Fund	138,209	21,415	18,680	-	3,280	17,623	161,847	13,521
Fidelity Series Emerging Markets Opportunities Fund	553,497	82,536	67,729	-	11,095	69,104	648,503	26,044
Fidelity Series Floating Rate High Income Fund	17,089	1,457	586	351	(2)	(77)	17,881	2,030
Fidelity Series Government Bond Index Fund	2,316,080	210,080	119,803	22,279	1,131	34,210	2,441,698	263,682
Fidelity Series Government Money Market Fund	306,766	85,457	146,781	3,339	-	-	245,442	245,442
Fidelity Series High Income Fund	17,246	991	587	291	2	272	17,924	2,005
Fidelity Series International Credit Fund	8,930	90	-	89	-	149	9,169	1,071
Fidelity Series International Developed Markets Bond Index Fund	847,376	61,489	29,315	3,855	82	10,958	890,590	101,550
Fidelity Series International Growth Fund	288,214	14,227	24,571	-	1,472	19,822	299,164	14,314
Fidelity Series International Index Fund	108,639	5,388	9,762	-	829	8,147	113,241	7,494
Fidelity Series International Small Cap Fund	218,225	-	10,573	-	2,937	2,790	213,379	10,664
Fidelity Series International Value Fund	328,605	14,228	67,696	-	11,510	12,889	299,536	18,264
Fidelity Series Investment Grade Bond Fund	2,166,391	180,609	114,970	23,754	1,185	39,537	2,272,752	222,165
Fidelity Series Investment Grade Securitized Fund	1,338,566	95,737	73,487	15,620	313	32,599	1,393,728	152,654
Fidelity Series Large Cap Growth Index Fund	236,595	26,214	19,558	-	959	24,109	268,319	8,706
Fidelity Series Large Cap Stock Fund	218,800	59,628	11,096	12,006	49	3,345	270,726	10,031
Fidelity Series Large Cap Value Index Fund	442,496	63,657	24,332	-	654	23,110	505,585	27,688
Fidelity Series Long-Term Treasury Bond Index Fund	549,365	33,895	67,145	5,304	(7,987)	27,760	535,888	97,257
Fidelity Series Overseas Fund	288,522	14,477	13,594	-	313	10,190	299,908	18,377
Fidelity Series Real Estate Income Fund	17,011	1,128	586	244	5	182	17,740	1,736
Fidelity Series Select International Small Cap Fund	17,576	-	2,050	-	243	531	16,300	1,189
Fidelity Series Short-Term Credit Fund	188,759	12,200	8,734	2,086	7	925	193,157	19,143
Fidelity Series Small Cap Core Fund	97,923	3,095	22,588	-	1,608	9,812	89,850	6,730
Fidelity Series Small Cap Opportunities Fund	44,707	4,000	2,079	819	93	3,116	49,837	3,123
Fidelity Series Treasury Bill Index Fund	846,805	130,792	277,126	9,008	(374)	1,226	701,323	70,485
Fidelity Series Value Discovery Fund	157,812	20,259	6,704	-	192	9,476	181,035	10,581
	17,154,931	1,638,034	1,377,426	157,986	31,301	443,441	17,890,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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